Warrants (Details)		1 Months Ended	12 Months Ended
		Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Number of warrants
Balance at | shares			8,411,764		9,707,677	8,489,451
Exercised | shares					(8,239,863)	(11,845,075)
Expired | shares			(4,000,000)		(3,056,050)
Balance at | shares		26,470,671	26,470,671		8,411,764	9,707,677
Weighted Average Exercise Price
Balance at				$ 2.92	$ 0.80	$ 0.57
Exercised					2.65	2.36
Expired				5.20	6.91
Balance at		$ 1.29		1.29	$ 2.92	$ 0.80
Issued in February 2017 [Member]
Number of warrants
Issued | shares						5,117,500
Weighted Average Exercise Price
Issued						$ 2.00
Issued in April 2017 [Member]
Number of warrants
Issued | shares						7,572,750
Weighted Average Exercise Price
Issued						$ 2.60
Issued upon exercise of compensation units [Member]
Number of warrants
Issued | shares						153,525
Weighted Average Exercise Price
Issued						$ 2.00
Issued upon exercise of compensation units Two [Member]
Number of warrants
Issued | shares						219,526
Weighted Average Exercise Price
Issued						$ 2.60
Warrantsissued In January 2018 [Member]
Number of warrants
Issued | shares					3,000,000
Weighted Average Exercise Price
Issued					$ 6.00
Warrantsissued In February 2018 [Member]
Number of warrants
Issued | shares					3,000,000
Weighted Average Exercise Price
Issued					$ 7.00
Warrantsissued In May 2018 [Member]
Number of warrants
Issued | shares					4,000,000
Weighted Average Exercise Price
Issued					$ 5.20
Issued In September 2019 [Member]
Number of warrants
Issued | shares	[1]		12,500,000
Weighted Average Exercise Price
Issued	[1]			2.00
Issued In November 2019 [Member]
Number of warrants
Issued | shares	[2]		4,385,965
Weighted Average Exercise Price
Issued	[2]			0.75
Gross proceeds from issuance of units under private placement | $			$ 2,500,000
Warrants issued value on private placement | $			$ 657,895
Unit issued price per unit				0.57
Market price of shares				0.42
Issued In December 2019 [Member]
Number of warrants
Issued | shares	[3]		5,172,942
Weighted Average Exercise Price
Issued	[3]			0.39
Gross proceeds from issuance of units under private placement | $			$ 1,500,153
Unit issued price per unit				0.29
Market price of shares				0.33
Expire November 2021 [Member]
Number of warrants
Expired | shares			4,411,764
Weighted Average Exercise Price
Expired				0.85
Expire September 2021 [Member]
Number of warrants
Expired | shares			12,500,000
Weighted Average Exercise Price
Expired				2.00
Expire November 2024 [Member]
Number of warrants
Expired | shares			4,385,965
Weighted Average Exercise Price
Expired				0.75
Expire December 2024 [Member]
Number of warrants
Expired | shares			5,172,942
Weighted Average Exercise Price
Expired				$ 0.39

[1]	See Note 12 for discussion of warrants issued as part of Convertible Note Units.
[2]	In November 2019, the Company closed a private placement resulting in the issuance of 4,385,965 units at a price of $0.57 per unit, for gross proceeds of $2,500,000. Each unit consists of one common share and one common share purchase warrants. The share purchase warrants were classified as equity instruments because a fixed amount of cash is to be exchanged for a fixed amount of common shares. Market price of the Company's shares at the date of close was $0.42, leaving a residual value of $657,895 recorded to the warrants.
[3]	In December 2019, the Company closed a private placement resulting in the issuance of 5,172,942 units at a price of $0.29 per units, for gross proceeds of $1,500,153. Each unit consists of one common share and one common share purchase warrants. The share purchase warrants were classified as equity instruments because a fixed amount of cash is to be exchanged for a fixed amount of common shares. Market price of the Company's shares at the date of close was $0.33, leaving no residual value to be recorded to the warrants.